Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Shareholders' Equity
Shareholders' Equity

Note 10– Shareholders’ Equity

A.   Ordinary shares

1.	Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.
2.	On December 22, 2017, the Company entered into an At-the-Market Equity Offering Sales Agreement (the "Stifel Sales Agreement") with Stifel, Nicolaus & Company, Incorporated, as the Company’s sales agent (“Stifel”). Pursuant to the prospectus relating to the Company’s shelf registration statement on Form F-3 filed with the SEC on March 26, 2018 (File No. 333-223923) the Company may offer and sell, from time to time through Stifel, its ordinary shares having an aggregate offering price of up to $35 million. On May 15, 2020, the Company amended and restated the Sales Agreement dated December 22, 2017 between the Company and Stifel, Nicolaus & Company, Incorporated to include Cantor Fitzgerald & Co. as an additional sales agent for the Company's "at the market offering" program (the "ATM Program"). Pursuant to a prospectus supplement filed with the SEC on May 15, 2020, the Company may offer and sell up to $31.9 million of its ordinary shares. As of December 31,2020 the Company sold 136,300 ordinary shares under the ATM Program for total net proceeds of approximately $0.8 million.
3.	During February 2021, subsequent to the balance sheet date, the Company sold an additional 1,541,400 ordinary shares under the ATM Program for total net proceeds of approximately $8.2 million. As a result, the Company has approximately $22.7 million remaining available for future sales under the ATM Program as of February 28, 2021.
4.	During February 2021, subsequent to the balance sheet date, the Company entered into an underwriting agreement (the "Underwriting Agreement") with Cantor Fitzgerald & Co. (the "Underwriter") in connection with an underwritten public offering (the "Underwritten Public Offering") of 2,197,803 ordinary shares (the "Firm Shares") of the Company (the "Ordinary Shares"). The Underwriter agreed to purchase the Firm Shares from the Company at a price of $4.3258 per share. The net proceeds to the Company were approximately $9.3 million.

Under the terms of the Underwriting Agreement, the Company granted the Underwriter an option, exercisable for 30 days, to purchase up to an additional 329,670 ordinary shares (the "Option Shares" and together with the Firm Shares, the "Shares") at the same price per share as the Firm Shares.

Note 10– Shareholders’ Equity (Cont.)

B.   Stock-based compensation

1.	The Company has an equity-based incentive plan, the 2013 Incentive Share Option Plan (the “2013 Plan”). As of December 31, 2020, a total of 687,973 shares were reserved for issuance under the 2013 Plan. The 2013 Plan, which was adopted by the Board on September 2, 2013, and approved by the Company’s shareholders on December 30, 2013 (as was amended by the Board and the Company’s shareholders on March 30, 2015, May 11, 2015, and August 30, 2018 respectively), provides for the grant of options to purchase the ordinary shares and the issuance of restricted stock units (“RSUs”) to the Company’s officers, directors, employees, service providers and consultants. The 2013 Plan provides for such equity-based compensation under various and different tax regimes.
2.	During the year ended December 31, 2020, certain current and former office holders exercised options into 47,509 ordinary shares of the Company, NIS 0.01 par value per share, for total consideration of $61 thousand.
3.	During the year ended December 31, 2020, restricted stock units held by certain officers, employees and former employees vested resulting in the issuance of 2,781 ordinary shares of the Company, NIS 0.01 par value per share.
4.	In March 2020, the Company granted options to purchase 67,500 ordinary shares of the Company to several employees. The options are exercisable at $4.21 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.2 million.
5.	In August 2020, the Company granted options to purchase 30,000 ordinary shares of the Company to a director. The options are exercisable at $4.77 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.2 million. In addition, the Company granted options to purchase 220,000 ordinary shares of the Company to the Company's chief executive officer (after shareholders' approval). The options are exercisable at $5.12 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.8 million.
6.	In November 2020, the Company granted options to purchase 267,500 ordinary shares of the Company to several employees. The options are exercisable at $3.33 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.6 million. In addition, the Company's Board approved to grant options to purchase 220,000 ordinary shares of the Company to Company's chief executive officer subject to shareholders' approval (as of December 31, 2020 shareholders’ approval was still pending). The options are exercisable at $3.33 per share, have a 10-year term and vest over a period of four years.

Note 10– Shareholders’ Equity (Cont.)

B.   Stock-based compensation (Cont.)

7.	A summary of the status of the Company’s option plans as of December 31, 2020 and 2019 and changes during the years then ended are presented below:

	2020		2019
		Weighted		Weighted
		average	Number of	average
	Number of	exercise	share	exercise
	share options	price	options	price
Options outstanding at beginning of year	2,393,715	$6.12	2,349,054	$5.92
Granted	585,000	$4.18	282,500	$5.07
Forfeited	(208,195)	$7.49	(121,250)	$6.37
Exercised	(47,509)	$1.27	(116,589)	$1.23
Outstanding at end of year	2,723,011	$5.70	2,393,715	$6.12
Options exercisable at year end	1,754,261	$5.42	1,647,048	$5.02

The following assumptions were used for the fiscal year 2020, 2019 and 2018 grants:

-	dividend yield of 0.00% for all periods.
-	risk-free interest rate between 2.67% and 3.01% for the fiscal year 2018, 1.61% and 2.43% for the fiscal year 2019 and 0.42% and 0.74% for the fiscal year 2020.
-	an expected life between 5 and 6.25 years for all periods.
-	and a volatility rate ranging between 78% and 92% for the fiscal year 2018; and 87% and 95% for the fiscal year 2019 and 83% and 88% for the fiscal year 2020.

As of December 31, 2020, and 2019, the weighted-average remaining contractual term of the outstanding options, excluding the 38,637 options granted in 2002 that have no expiration date, is 6.60 and 6.36 years, respectively.

The weighted average grant date fair value of the options granted during the years ended December 31, 2020, 2019 and 2018 is $2.76, $4.85, and $8.19 respectively.

As of December 31, 2020, a total of the 390,905 outstanding and exercisable options are “in the money” with aggregate intrinsic value of $1.1 million; while as of December 31, 2019 a total of 1,179,398 outstanding and exercisable options were “in the money” with aggregate intrinsic value of $3.1 million.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2020, 2019 and 2018 is approximately $4.0 million, $5.5 million, and $6.5 million, respectively, and is expected to be recognized over a weighted-average period of 2.41 years, 2.9 years and 3.1 years, respectively.

For the years ended 2020, 2019 and 2018, the Company recorded a total of $2.1 million, $2.2 million, and $1.8 million of stock-based compensation expenses, in connection with the above-mentioned options.

Note 10– Shareholders’ Equity (Cont.)

B.   Stock-based compensation (Cont.)

During 2016, the Company issued a total of 78,750 restricted stock units ("RSU"). Upon vesting, each RSU will settle by the issuance of one ordinary share. The RSUs vest over four years. As of December 31, 2020, a total of 59,528 ordinary shares were issued upon vesting of 2,781 RSUs and there are no outstanding RSUs, while as of December 31, 2019, a total of 56,747 ordinary shares were issued upon vesting of 54,316 RSUs and a total of 2,781 RSUs were outstanding.

For the years 2020, 2019 and 2018, with respect to the above-mentioned RSUs, the Company recorded stock-based compensation expenses in the amount of $5 thousand, $70 thousand and $94 thousand, respectively. All of the above-mentioned stock-based compensation expenses are recorded under general and administrative expenses. as of December 31, 2020, there are no unrecognized compensation expense.

The unrecognized compensation expense calculated under the fair-value method for RSU's expected to vest as of December 31, 2019 is approximately $5 thousand, and is expected to be recognized over a weighted-average period of one year. As of December 31, 2020 there are no outstanding RSU's.